Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital
Note 16 – Share Capital

A.	Registered capital

	December 31	December 31
	2025	2024
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

B.	Issued capital:

	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2025	2024	2025	2024	2025	2024
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares with par value of NIS 0.1	132,133,899	118,564,895	3,711	3,308	1,319,716	1,028,532

C.	Changes in fully paid-up share capital

Number of shares
Balance as of January 1, 2024	117,963,310

Exercise of options by employees	601,585

Balance as of December 31, 2024	118,564,895

Issuance of shares (1)	11,396,012

Conversion into shares of convertible debentures	33,163

Exercise of options by employees and vesting of RSUs	2,139,829

Balance as of December 31, 2025	132,133,899

(1)
On August 21, 2025, the Company completed an issuance of 11,396,012 ordinary Company shares, with a par value of NIS 0.1 each. The total (gross) consideration amounted to approximately NIS 1,000 million (USD 292.5 million).